Property and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Ifrs Statement [Line Items]
Beginning balance	$ 6,090	$ 5,318
Additions	455	464
Additions through business combinations		329
Impairment	(125)
Effects of movement in exchange rate	20	(21)
Ending balance	6,440	6,090
ACCUMULATED DEPRECIATION
Beginning balance	4,904	4,426
Depreciation	472	478
Ending balance	5,339	4,904
Property and equipment	1,101	1,186
Accumulated depreciation and amortisation [member]
Ifrs Statement [Line Items]
Impairment	(37)
Computer equipment [Member]
Ifrs Statement [Line Items]
Beginning balance	2,823	2,083
Additions	455	462
Additions through business combinations		298
Impairment	(125)
Effects of movement in exchange rate	22	(20)
Ending balance	3,175	2,823
ACCUMULATED DEPRECIATION
Beginning balance	1,947	1,547
Depreciation	403	400
Ending balance	2,313	1,947
Property and equipment	862	876
Computer equipment [Member] | Accumulated depreciation and amortisation [member]
Ifrs Statement [Line Items]
Impairment	(37)
Furniture and fixtures [member]
Ifrs Statement [Line Items]
Beginning balance	1,212	1,180
Additions		2
Additions through business combinations		31
Effects of movement in exchange rate	(2)	(1)
Ending balance	1,210	1,212
ACCUMULATED DEPRECIATION
Beginning balance	902	824
Depreciation	69	78
Ending balance	971	902
Property and equipment	239	310
Leasehold improvements [Member]
Ifrs Statement [Line Items]
Beginning balance	2,055	2,055
Ending balance	2,055	2,055
ACCUMULATED DEPRECIATION
Beginning balance	2,055	2,055
Ending balance	$ 2,055	$ 2,055